SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
Schedule of segment profitability and reconciliation to consolidated net income (loss) and comprehensive income (loss)

	Year Ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(5,864)	(20,173)	(16,595)
Research And Development Adjusted EBITDA	(5,129)	(8,165)	(12,420)
Financial income (expenses), net	6,346	11,284	(28,825)
Share-based compensation to employees and service providers	(665)	(1,647)	(5,675)
Depreciation	(588)	(1,445)	(2,136)
Amortization of intangible assets	(31)	(545)	(6,018)
Gain from early termination of lease	22	543	—
Other income (expenses)	(2,359)	44,064	—
Consolidated Comprehensive income (loss)	(8,268)	23,916	(71,669)
Supplementary information on material income or expense items included in the segment results:
Licensing revenues included in the Research And Development Adjusted EBITDA	547	—	2,000
Loss from Global Termination Agreement included in the Commercial Operations Segment, not included in the Adjusted EBITDA	(2,359)	—	—
Gain from the sale of Movantik®, included in the Commercial Operations Segment, not included in the Adjusted EBITDA	—	44,064	—

Schedule of percentages of total net revenues from major customers

	Year Ended December 31,
	2024	2023	2022
Customer A	36%	30%	32%
Customer B	22%	28%	30%
Customer C	30%	37%	33%